Property, plant and equipment and Exploration and evaluation assets - Disclosure of Property Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₨ 946,181
Asset under construction written off C	701	$ 9	₨ 2,440	₨ 0
Assets under construction/capital advances written off (Refer Note 14)	1,951	26	2,440
Ending balance	1,016,551	13,399	946,181
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,028,590	39,918	2,984,890
Additions	120,306	1,586	65,197
Transfers/Reclassifications	(113)	(1)	(28)
Disposals/Adjustments	(17,119)	(227)	(9,216)
Acquisition through business combination			3,543
Exploration costs written off	(26,181)	(345)	(70)
Foreign exchange	53,609	707	(15,726)
Ending balance	3,159,092	41,638	3,028,590	2,984,890
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	140,469		136,066
Additions	9,641		7,003
Transfers/Reclassifications	(1,559)		81
Exploration costs written off	(26,181)		(70)
Foreign exchange	3,807		(2,611)
Ending balance	126,177		140,469	136,066
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,576		14,150
Additions	1,155		1,082
Transfers/Reclassifications	(6,963)		2,529
Disposals/Adjustments	(433)		(25)
Foreign exchange	63		(160)
Ending balance	11,398		17,576	14,150
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,057,867	27,124	2,000,097
Charge for the year	90,724	1,195	81,232
Transfers/Reclassifications	(11)	0	(3)
Disposals/Adjustments	(9,599)	(127)	(4,754)
Impairment Charge/ (reversal)	(62,745)	(827)
Asset under construction written off C			2,440
Assets under construction/capital advances written off (Refer Note 14)	1,951	26
Foreign exchange	47,712	629	(21,145)
Ending balance	2,125,899	28,020	2,057,867	2,000,097
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	115,927		118,144
Impairment Charge/ (reversal)	(9,602)
Foreign exchange	3,210		(2,217)
Ending balance	109,535		115,927	118,144
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,452		1,056
Charge for the year	612		1,413
Transfers/Reclassifications	(892)		(2)
Disposals/Adjustments	(430)
Foreign exchange	(2)		(15)
Ending balance	1,740		2,452	1,056
Net book value of property plant and equipment after Exploration & Evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	970,723		984,793
Ending balance	1,033,193	$ 13,618	970,723	984,793
Net book value of property plant and equipment after Exploration & Evaluation assets [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,542		17,922
Ending balance	16,642		24,542	17,922
Net book value of property plant and equipment after Exploration & Evaluation assets [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,124		13,094
Ending balance	9,658		15,124	13,094
Mining properties [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	260,404		233,353
Additions	11,765		13,011
Transfers/Reclassifications	20,574		4,569
Disposals/Adjustments	(330)		(47)
Acquisition through business combination			2,202
Foreign exchange	2,663		7,316
Ending balance	295,076		260,404	233,353
Mining properties [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	186,602		166,478
Charge for the year	21,104		16,745
Transfers/Reclassifications	(2)		3
Foreign exchange	1,195		3,376
Ending balance	208,899		186,602	166,478
Mining properties [member] | Net book value of property plant and equipment after Exploration & Evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,802		66,875
Ending balance	86,177		73,802	66,875
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	141,305		139,044
Additions	2,046		1,601
Transfers/Reclassifications	876		(1,485)
Disposals/Adjustments	(933)		(327)
Acquisition through business combination			1,321
Foreign exchange	80		1,151
Ending balance	143,374		141,305	139,044
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,585		34,869
Charge for the year	4,529		5,197
Transfers/Reclassifications	4
Disposals/Adjustments	(294)		(236)
Foreign exchange	54		755
Ending balance	44,878		40,585	34,869
Land and buildings [member] | Net book value of property plant and equipment after Exploration & Evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	100,720		104,175
Ending balance	98,496		100,720	104,175
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	907,992		864,247
Additions	12,754		15,121
Transfers/Reclassifications	29,524		27,130
Disposals/Adjustments	(12,191)		(5,438)
Foreign exchange	1,862		6,932
Ending balance	939,941		907,992	864,247
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	328,092		291,880
Charge for the year	39,942		35,627
Transfers/Reclassifications	559		352
Disposals/Adjustments	(8,610)		(4,144)
Foreign exchange	1,434		4,377
Ending balance	361,417		328,092	291,880
Plant and equipment [member] | Net book value of property plant and equipment after Exploration & Evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	579,900		572,367
Ending balance	578,524		579,900	572,367
Oil and Gas Properties[member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,428,532		1,449,286
Additions	8,373		8,813
Transfers/Reclassifications	6,915		(81)
Disposals/Adjustments	(116)		(69)
Foreign exchange	44,863		(29,417)
Ending balance	1,488,567		1,428,532	1,449,286
Oil and Gas Properties[member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,349,567		1,356,795
Charge for the year	22,887		20,516
Transfers/Reclassifications	892
Disposals/Adjustments	(116)		(69)
Impairment Charge/ (reversal)	(53,143)
Foreign exchange	41,720		(27,675)
Ending balance	1,361,807		1,349,567	1,356,795
Oil and Gas Properties[member] | Net book value of property plant and equipment after Exploration & Evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,965		92,491
Ending balance	126,760		78,965	92,491
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,864		15,733
Additions	1,263		1,318
Transfers/Reclassifications	116		(137)
Disposals/Adjustments	(210)		(391)
Foreign exchange	76		341
Ending balance	18,109		16,864	15,733
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,561		8,949
Charge for the year	1,650		1,734
Transfers/Reclassifications	(2)		(71)
Disposals/Adjustments	(149)		(305)
Foreign exchange	101		254
Ending balance	12,161		10,561	8,949
Others [member] | Net book value of property plant and equipment after Exploration & Evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,303		6,784
Ending balance	5,948		6,303	6,784
Asset under Construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	115,448		133,011
Additions	73,309		17,248
Transfers/Reclassifications	(49,596)		(32,634)
Disposals/Adjustments	(2,906)		(2,919)
Acquisition through business combination			20
Foreign exchange	195		722
Ending balance	136,450		115,448	133,011
Asset under Construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,081		21,926
Transfers/Reclassifications	(570)		(285)
Impairment Charge/ (reversal)	0
Asset under construction written off C			2,440
Assets under construction/capital advances written off (Refer Note 14)	1,951
Ending balance	25,462		24,081	21,926
Asset under Construction [member] | Net book value of property plant and equipment after Exploration & Evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91,367		111,085
Ending balance	110,988		91,367	111,085
Property Plant and Equipment Gross [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,888,121		2,848,824
Additions	110,665		58,194
Transfers/Reclassifications	1,446		(109)
Disposals/Adjustments	(17,119)		(9,216)
Acquisition through business combination			3,543
Foreign exchange	49,802		(13,115)
Ending balance	3,032,915		2,888,121	2,848,824
Property Plant and Equipment Gross [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,941,940		1,881,953
Charge for the year	90,724		81,232
Transfers/Reclassifications	(11)		(3)
Disposals/Adjustments	(9,599)		(4,754)
Impairment Charge/ (reversal)	(53,143)
Asset under construction written off C			2,440
Assets under construction/capital advances written off (Refer Note 14)	1,951
Foreign exchange	44,502		(18,928)
Ending balance	2,016,364		1,941,940	1,881,953
Property Plant and Equipment Gross [member] | Net book value of property plant and equipment after Exploration & Evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	946,181		966,871
Ending balance	₨ 1,016,551		₨ 946,181	₨ 966,871